Schedule of Investments
August 31, 2022 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.57%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.74%
Carter's, Inc.	5,900	435,715

Biological Products (No Diagnostic Substances) - 4.30%
Amgen, Inc.	2,620	629,586
Gilead Sciences, Inc.	6,900	437,943

		1,067,529

BioTech & Pharma - 0.30%
Sanofi SA ADR	1,800	73,854

Computer & Office Equipment - 2.19%
HP, Inc.	18,920	543,193

Crude Petroleum & Natural Gas - 3.88%
Shell PLC ADR	18,200	964,236

Fire, Marine & Casualty Insurance - 2.43%
Allstate Corp.	5,005	603,103

Footwear (No Rubber) - 1.49%
Steven Madden Ltd.	12,700	369,697

Gold & Silver Ores - 0.22%
Newmont Corp.	1,300	53,768

Leather & Leather Products- 2.11%
Tapestry, Inc.	15,100	524,423

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.02%
Kontoor Brands, Inc.	6,800	253,164

Metal Mining - 1.27%
Rio Tinto Group PLC ADR	5,600	315,224

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.01%
Energizer Holdings, Inc.	8,910	250,371

Miscellaneous Manufacturing Industries - 2.18%
Hillenbrand, Inc.	13,000	541,710

Motor Vehicle Parts & Accessories - 4.42%
Gentex Corp.	23,820	650,048
Magna International, Inc. Class A	7,770	448,562

		1,098,610

National Commercial Banks - 4.97%
Bank of America Corp.	20,370	684,636
Capital One Financial Corp.	3,160	334,391
Regions Financial Corp.	9,950	215,616

		1,234,643

Perfumes, Cosmetics & Other Toilet Preparations - 0.54%
Haleon PLC ADR (2)	22,580	135,028

Petroleum Refining - 3.65%
Valero Energy Corp.	7,730	905,338

Pharmaceutical Preparations - 11.13%
Bristol Myers Squibb Co.	9,540	643,091
GlaxoSmithKline PLC ADR	19,264	625,695
Novartis AG ADR	8,300	668,316
Prestige Consumer Healthcare, Inc. (2)	16,366	827,792

		2,764,894

Retail-Catalog & Mail-Order Houses - 0.63%
Amazon.com, Inc. (2)	1,240	157,195

Retail-Furniture Stores - 0.40%
Haverty Furniture Companies, Inc.	3,700	99,234

Retail-Family Clothing Store - 1.74%
Ross Stores, Inc.	5,000	431,350

Retail-Shoe Stores - 1.28%
Genesco, Inc.	5,600	316,848

Security Brokers, Dealers & Flotation Companies - 1.28%
The Charles Schwab Corp.	14,340	1,017,423

Services-Business Services - 1.18%
eBay, Inc.	6,640	293,023

Services-Computer Programming, Data Processing, Etc. - 6.45%
Alphabet, Inc. Class A (2)	14,800	1,601,656

Services-Help Supply Services - 0.99%
Barrett Business Services, Inc.	3,053	246,194

Services-Medical Laboratories - 2.62%
Quest Diagnostics, Inc.	5,200	651,612

Services- Prepackaged Software - 1.89%
Check Point Software Technologies Ltd. (Israel) (2)	3,900	468,936

Ship & Boat Building & Repairing - 1.67%
Huntington Ingalls Industries, Inc.	1,800	414,468

State Commercial Banks - 7.09%
Atlantic Union Bankshares Corp.	20,659	670,385
Bank of New York Mellon Corp.	26,230	1,089,332

		1,759,717

Transportation Services - 1.84%
Booking Holdings, Inc. (2)	244	457,698

Wholesale-Drugs Proprietaries & Druggists' Sundries - 7.84%
AmerisourceBergen Corp.	5,890	863,238
McKesson Corp.	2,950	1,082,650

		1,945,888

Total Common Stock	(Cost $ 19,301,877)	21,995,742

Money Market Fund - 11.45%

First American Government Obligations Fund Class X, 2.04%	2,843,881	2,843,881

Total Money Market Fund	(Cost $ 2,843,881)	2,843,881

Total Investments - 100.02%	(Cost $ 22,145,758)	24,839,623

Liabilities In Excess of Other Assets - (0.02%)		(4,334)

Total Net Assets - 100.00%		24,835,289

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$24,839,623	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$24,839,623	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2022.